Financial Instruments by Category - Schedule of valuation techniques and significant unobservable inputs (Details) - Contingent consideration [member] - Level 3 of fair value hierarchy [member]
R$ in Thousands
12 Months Ended
Dec. 31, 2022 BRL (R$)
Phidelis
Financial Instruments by Category
Valuation technique	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).
Phidelis | Unobservable inputs, 1
Financial Instruments by Category
Significant unobservable inputs	1. The achievement of financial targets are linked to net revenue of the years 2023 and 2024.
Inter-relationship between signigicant unobservable and fair value measurement	The estimated fair value would increase (decrease) if: - Any product is no longer monetized (lower)
Phidelis | Unobservable inputs, 2
Financial Instruments by Category
Significant unobservable inputs	2.Revenue: we consider for the revenue projection the continuity of old contracts and new contracts with average annual revenue growth of 21.1%.
Inter-relationship between signigicant unobservable and fair value measurement	The risk-adjusted discount rates were lower (higher)
Expected weighted average annual revenue growth rate (as a percent)	21.10%
SEL
Financial Instruments by Category
Valuation technique	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).
SEL | Unobservable inputs, 1
Financial Instruments by Category
Significant unobservable inputs	1. Renewal, in writing, to the year 2023 and 2024, of the Structured Teaching Program Contract; or
Inter-relationship between signigicant unobservable and fair value measurement	The estimated fair value would increase (decrease) if:
SEL | Unobservable inputs, 2
Financial Instruments by Category
Significant unobservable inputs	2. Entering a new contract, in writing, with SESI effective for the year 2024, with or without the need for bidding, so that the Buyer continues to provide in the year of 2024 services to SESI, according to the specific scope to be defined by SESI (“Renovation Structured Teaching Program 2024”).
Inter-relationship between signigicant unobservable and fair value measurement	- No contract renewal (lower)
Redação Nota 1000
Financial Instruments by Category
Valuation technique	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).
Inter-relationship between signigicant unobservable and fair value measurement	Not applicable.
Redação Nota 1000 | Unobservable inputs, 1
Financial Instruments by Category
Significant unobservable inputs	1. Net Revenue Target 2023: R$3,952
Redação Nota 1000 | Unobservable inputs, 2
Financial Instruments by Category
Significant unobservable inputs	2. (i) 2023 Net Revenue equal to or greater than R$3,952 so = 100%, (ii) 2023 Net Revenue equal to or greater than R$2,799 and less than R$3,952 so 70%, (iii) 2023 Net Revenue equal to or greater than R$ 2,659 and less than R$2,799 so 60%, (iv) 2023 Net Revenue equal to or greater than R$2,379 and less than R$2,659 so, 40%, and (v) Net Revenue less than R$2,379 so 0%.
Redação Nota 1000 | Revenue target, 1 | Unobservable inputs, 2
Financial Instruments by Category
Net Revenue Target 2023 (as a percent)	100.00%
Redação Nota 1000 | Revenue target, 1 | Unobservable inputs, 2 | Minimum [member]
Financial Instruments by Category
Net Revenue Target 2023	R$ 3,952
Redação Nota 1000 | Revenue target, 2 | Unobservable inputs, 2
Financial Instruments by Category
Net Revenue Target 2023 (as a percent)	70.00%
Redação Nota 1000 | Revenue target, 2 | Unobservable inputs, 2 | Minimum [member]
Financial Instruments by Category
Net Revenue Target 2023	R$ 2,799
Redação Nota 1000 | Revenue target, 2 | Unobservable inputs, 2 | Maximum [member]
Financial Instruments by Category
Net Revenue Target 2023	R$ 3,952
Redação Nota 1000 | Revenue target, 3 | Unobservable inputs, 2
Financial Instruments by Category
Net Revenue Target 2023 (as a percent)	60.00%
Redação Nota 1000 | Revenue target, 3 | Unobservable inputs, 2 | Minimum [member]
Financial Instruments by Category
Net Revenue Target 2023	R$ 2,659
Redação Nota 1000 | Revenue target, 3 | Unobservable inputs, 2 | Maximum [member]
Financial Instruments by Category
Net Revenue Target 2023	R$ 2,799
Redação Nota 1000 | Revenue target, 4 | Unobservable inputs, 2
Financial Instruments by Category
Net Revenue Target 2023 (as a percent)	40.00%
Redação Nota 1000 | Revenue target, 4 | Unobservable inputs, 2 | Minimum [member]
Financial Instruments by Category
Net Revenue Target 2023	R$ 2,379
Redação Nota 1000 | Revenue target, 4 | Unobservable inputs, 2 | Maximum [member]
Financial Instruments by Category
Net Revenue Target 2023	R$ 2,659
Redação Nota 1000 | Revenue target, 5 | Unobservable inputs, 2
Financial Instruments by Category
Net Revenue Target 2023 (as a percent)	0.00%
Redação Nota 1000 | Revenue target, 5 | Unobservable inputs, 2 | Maximum [member]
Financial Instruments by Category
Net Revenue Target 2023	R$ 2,379
Educbank
Financial Instruments by Category
Valuation technique	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (students enrolled).
Educbank | Unobservable inputs, 1
Financial Instruments by Category
Significant unobservable inputs	1. Reaching 25,000 new students effectively hired, as determined after issuing bank slips, in relation to the Company's services
Inter-relationship between signigicant unobservable and fair value measurement	The estimated fair value would increase (decrease) if:
Number of new students effectively hired	25,000
Educbank | Unobservable inputs, 2
Financial Instruments by Category
Significant unobservable inputs	2. Reaching 37,000 new students effectively hired, as determined after issuing bank slips, in relation to the Company's services.
Inter-relationship between signigicant unobservable and fair value measurement	- Not applicable.
Number of new students effectively hired	37,000